Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events, except as noted below, that would have required adjustment or disclosure in the financial statements.
On April 26, 2023, the Co
m
pany filed a preliminary proxy statement regarding an extraordinary general meeting of shareholders (the “Meeting”)
expected
to be held in May 2023. The purpose of the Meeting is to consider and vote upon proposals to amend and restate (the “Charter Amendment”) the Company’s amended and restated memorandum and articles of association to, among other things, modify the monthly amount that the Sponsor, or its affiliates or designees must deposit into the Trust Account in order to implement the board’s plan to extend the period of time to consummate a Business Combination
,
in the event that the Company does not consummate a Business Combination within 18 months from the consummation of the IPO (May 26, 2023) (the “Current Termination Date”), if requested by the Sponsor and accepted by the Company, from $
0.033
per outstanding share to the lesser of $
0.033
per outstanding share and $
225,000
, and increase the maximum number of such monthly extensions from up to three times to up to twelve times (the termination date as so extended, the “Extended Termination Date”) by amending and restating the amended and restated memorandum and articles of association (the “Charter Amendment Proposal”); (ii) a proposal to amend and restate (the “Trust Amendment”) the Company’s investment management trust agreement dated as of November 22, 2021 (the “Trust Agreement”) by and between the Company and Continental Stock Transfer & Trust Company (the “Trustee”) to, among other things, (a) allow the Company to extend the Combination Period up to twelve (12) times for an additional one (1) month each time from May 26, 2023 to the Extended Termination Date by depositing into the Trust Account, for each one-month extension, the lesser of $
0.033
per outstanding share and $
225,000
and (b) provide that the Company shall hold the trust assets solely in cash in an interest-bearing demand deposit account at a bank from and after the effectiveness of the Charter Amendment and the Trust Amendment (the “Trust Amendment Proposal”); and (iii) a proposal to adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Meeting, there are insufficient votes to approve the Charter Amendment Proposal and Trust Amendment Proposal (the “Adjournment Proposal”).
The foregoing summary of the Extension Amendment Proposal, Trust Amendment Proposal and the Adjournment Proposal does not purport to be complete and is qualified in its entirety by reference to the Company’s preliminary proxy statement, filed with the SEC on
April 26, 2023.
On May 24, 2023, an aggregate of $660,330 was deposited by the Sponsor into the Trust Account for the Company’s public shareholders, representing
$
0.033
per public share, which enabled the Company to extend the period of time it has to consummate its initial business combination by one month from May 26, 2023 to June 26, 2023.

On Jun
e
22
, 2023, an aggregate of $660,330 was deposited by the Sponsor into the Trust Account for the Company’s public shareholders, representing $0.033 per public share, which enabled the Company to extend the period of time it has to consummate its initial business combination by one month from June 26, 2023 to July 26, 2023.
In connection with the extensions, the Company issued to the Sponsor a non-convertible promissory note (the “Extension Note”) on May 24, 2023, from which $1,320,660 was drawn down as of June 22, 2023. The Extension Note was issued with an original issue discount of ten percent (10.0%) and a principal amount of

$1,452,726, and bears interest at a rate of twenty percent (20.0%) per annum. The Extension Note is due and payable (subject to the waiver against trust provisions) on the earlier of (i) the date on which an initial business combination is consummated and (ii) the date of the liquidation of the Company. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Extension Note but no proceeds held in the Trust Account would be used to repay the Extension Note.

NOTE 10 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet
date through the date that the financial statements were available to be issued. Based upon this review, except as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 10, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Vahanna Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), and Roadzen, Inc.,
a
Delaware corporation (“Roadzen”).
Pursuant to the terms of the Merger Agreement, at the closing (the “Closing”) of the transactions contemplated thereby (the “Transactions”), a business combination between the Company and Roadzen will be effected through the merger of Merger Sub with and into Roadzen, with Roadzen surviving as a wholly-owned subsidiary of the Company (the “Merger”). In connection with the Merger, the Company will change its name to Roadzen Inc. (“New Roadzen”). The Merger is expected to close during the second quarter of 2023, subject to customary closing conditions, including the receipt of certain governmental approvals and the required approval by the shareholders of Vahanna and Roadzen.

Immediately prior to the effective time of the Merger (the “Effective Time”), each outstanding share of Roadzen common stock, including common stock converted from Existing Roadzen Preferred Stock (as defined below) immediately prior to the closing (collectively, the “Existing Roadzen Common Stock”), will be cancelled and converted into the right to receive a pro rata portion (on a fully-diluted basis) of an aggregate amount of
68,300,000
ordinary shares of New Roadzen, par value $
0.0001
per share (“New Roadzen Ordinary Shares”). In addition, a certain number of the
68,300,000
New Roadzen Ordinary Shares will be reserved for future issuance following the Closing upon conversion, exercise, vesting and/or settlement of certain Roadzen RSUs (as defined below), Roadzen Warrants, and Roadzen Additional Equity Securities (as defined below) that will be assumed by New Roadzen at the Closing, in each case, pursuant to the terms and subject to the conditions set forth in the Merger Agreement. Each share of Existing Roadzen Common Stock owned by Roadzen as treasury stock will be canceled for no consideration.
Pursuant to the terms of the Merger Agreement, if the holders of less than 12,000,000 Class A ordinary shares have validly elected to redeem such shares as of two (2) business days immediately prior to the meeting of Company shareholders convened for the purposes of obtaining shareholder approval of the Merger (the “Company Shareholder Meeting”), and following (and subject to) receipt of shareholder approval of the Domestication (as defined below) at the Company Shareholder Meeting (the “Domestication Proposal”), at least one (1) business day prior to the Merger, Vahanna will continue out of the British Virgin Islands and become domesticated as a corporation in the State of Delaware (the “Domestication”) pursuant to Section 184 of the BVI Business Companies Act and Section 388 of the General Corporation Law of the State of Delaware (as amended), respectively, and in connection therewith, adopt, upon the Domestication taking effect, a certificate of incorporation (the “Interim Charter”) in place of the memorandum and articles of association currently registered by the Registrar of Corporate Affairs in the British Virgin Islands (the “Existing Charter”), and which will remove or amend those provisions of the Existi ng
Charter that terminate or otherwise cease to be applicable as a result of the Domestication.
Assuming the Domestication Proposal is approved, and the Domestication occurs pursuant to the Merger Agreement, concurrent with the consummation of the Merger:

•
each share of Class A Common Stock (as converted from Class A Ordinary Shares pursuant to the Domestication) will convert automatically, on a one-for-one basis,
into one share of common stock, par value $0.0001 per share, of New Roadzen (“New Roadzen Common Stock”);

•
each share of Class B Common Stock (as converted from Class A Ordinary Shares pursuant to the Domestication) of the Company will convert automatically, on a one-for-one basis,
into one share of New Roadzen Common Stock;

•
each Private Placement Warrant previously sold by the Company to the sponsor (as defined below) in connection with its Public Offering will convert automatically, on a one-for-one basis,
into an equivalent warrant of New Roadzen to acquire one share of New Roadzen Common Stock;

•
each redeemable warrant sold as part of the units offered in the Company’s public warrant will convert automatically, on a one-for-one basis,
into an equivalent warrant of New Roadzen to acquire one share of New Roadzen Common Stock; and

•
each unit sold in the Company’s Public Offering will automatically be separated into its underlying shares of New Roadzen Common Stock and public warrants, with any fractional public warrant being forfeited for no consideration.

Equity Conversions
Immediately prior to the Effective Time, each outstanding share of Roadzen’s preferred stock (the “Existing Roadzen Preferred Stock”) will convert into one share of Existing Roadzen Common Stock on a one-for-one basis
(the “Preferred Conversio
n
”).

In addition, as of the Effective Time:

•
each existing Roadzen restricted stock unit (“Roadzen RSU”), whether vested or unvested, that is outstanding immediately prior to the Effective Time, will be assumed and converted into a restricted stock unit of New Roadzen with respect to a pro rata portion (on a fully- diluted basis) of
 68,300,000 New Roadzen Ordinary Shares based on the number of shares of Existing Roadzen Common Stock subject to such Roadzen RSU
s
immediately prior to the Effective Time.

•
each existing warrant representing a right to acquire Existing Roadzen Common Stock (“Roadzen Warrant”) that is outstanding immediately prior to the Effective Time will be assumed and converted into an equivalent warrant to acquire a pro rata portion (on a fully- diluted basis) of
 68,300,000 New Roadzen Ordinary Shares based on the number of shares of Existing Roadzen Common Stock subject to such Roadzen Warrant immediately prior to the Effective Time.

•
each equity security of Roadzen (other than Existing Roadzen Common Stock, Existing Roadzen Preferred
Stock, Roadzen Warrants and Roadzen RSUs) (“Roadzen Additional Equity Security”), whether vested or unvested, that is outstanding immediately prior to the Effective Time will be assumed and converted into an equivalent security with respect to a pro rata portion (on a fully-diluted basis) of
68,300,000
New Roadzen Ordinary Shares based on the number of shares of Existing Roadzen Common Stock subject to such Roadzen Additional Equity Security immediately prior to the
E
ffective
T
ime.

Representations and Warranties
The Merger Agreement contains customary representations and warranties of the parties thereto with respect to, among other things, (a) corporate organization and qualification, (b) capital structure, (c) authorization to enter into the Merger Agreement, (d) financial statements, (e) absence of undisclosed liabilities, (f) consents and governmental approvals, (g) permits, (h) material contracts, (i) absence of changes, (j) litigation, (k) compliance with applicable laws, (l) employee plans, (m) environmental matters, (n) labor matters and (o) insurance. The representations and warranties of the parties do not survive the Closing.
Covenants
The Merger Agreement includes covenants of Roadzen with respect to the operation of the business prior to the consummation of the Merger. The Merger Agreement also contains additional covenants of the parties, including, among others, (a) to make appropriate filings pursuant to the Hart-Scott- Rodino Antitrust Improvements Act of 1976, as amended (“HSR”), (b) the use of reasonable best efforts to consummate the Merger as promptly as practicable and (c) preparation and filing of a registration statement on Form
S-4
relating to the Merger and containing a proxy statement of the Company (the “Registration Statement / Proxy Statement”).
The Merger Agreement also contains exclusivity provisions prohibiting (a) Roadzen and its subsidiaries from initiating, soliciting, entertaining or otherwise knowingly encouraging an Acquisition Proposal (as defined in the Merger Agreement) (subject to limited exceptions specified therein) or entering into any contracts or agreements in connection therewith and (b) the Company from issuing an indication of interest, memorandum of understanding, letter of intent or other similar agreement with respect to a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination other than with respect to the transactions with Roadzen contemplated by the Merger Agreement.
New Incentive Plan
In connection with the Closing, the Company will adopt the New Incentive
Plan
(as defined in the Merger Agreement) subject to the Company’s receipt of requisite shareholder approval.

Conditions to Consummation of the Transactions
Consummation of the Transactions is generally subject to customary conditions of the respective parties, and conditions customary to special purpose acquisition companies, including (a) expiry or termination of all applicable waiting periods under HSR, (b) the absence of any law or governmental order, threatened or pending, preventing the consummation of the Merger, (c) the effectiveness of the Registration Statement / Proxy Statement, (d) the New Roadzen Ordinary Shares to be issued in the Merger having been listed on the Nasdaq Stock Exchange LLC (“Nasdaq”) upon the Closing, and otherwise satisfying the applicable listing requirements of Nasdaq, (e) receipt of shareholder approval from shareholders of each of the Company and Roadzen for consummation of the Merger, (f) funds of at least $50,000,000 being available to the Company (after giving effect to payments in respect of any redemptions by the Company’s shareholders in connection with the Merger and any financing received by Roadzen or the Company prior to Closing, and prior to an payment of any unpaid transaction expenses of the parties), (g) the consummation of the Domestication, if applicable, (h) the consummation of Roadzen’s acquisitions of Global Insurance Management Limited and National Automobile Club, each of which Roadzen has signed a definitive agreement to acquire, and (i) receipt of executed Lock-up Agreements
from equityholders of Roadzen. In addition, Roadzen also has the right to not consummate the Merger if the Company has net tangible assets following the redemptions of less than $5,000,001.
Termination
The Merger Agreement may be terminated under certain customary and limited circumstances prior to the Closing, including by mutual written consent, by written notice from either the Company or Roadzen to the other if the Company’s or Roadzen’s shareholders have not approved the Merger Agreement and the transaction contemplated thereby, or if the Transactions have not been consummated on or prior to August 26, 2023 (subject to extensions for delays as set forth in the Merger Agreement).
A copy of the Merger Agreement is filed with the Company’s Current Report on
Form 8-K filed
with the SEC on February 15, 2023 as Exhibit 2.1 and is incorporated herein by reference. The foregoing description of the Merger Agreement and the Transactions is not complete and is subject to, and qualified in its entirety by, reference to the actual agreement. The Merger Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of the Merger Agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. In particular, the assertions embodied in the representations and warranties in the Merger Agreement were made as of a specified date, are modified or qualified by information in one or more confidential disclosure schedules prepared in connection with the execution and delivery of the Merger Agreement, may be subject to a contractual standard of materiality different from what might be viewed as material to investors, or may have been used for the purpose of allocating risk between the parties. Accordingly, the representations and warranties in the Merger Agreement are not necessarily characterizations of the actual state of facts about the Company, Roadzen or the other parties at the time they were made or otherwise and should only be read in conjunction with the other information that the Company makes publicly available in reports, statements and other documents filed with the SEC.
Support Agreement
In connection and concurrent with the execution of the Merger Agreement, certain holders representing (a) at least
a majority of the outstanding shares of Existing Roadzen Common Stock and of Existing Roadzen Preferred Stock, voting together as a single class, and (b) at least a majority of the outstanding shares of Existing Roadzen Preferred Stock, voting as a separate class, (collectively, the “Supporting Holders”) entered into a Support Agreement with the Company (the “Support Agreement”). Under the Support Agreement, the Supporting Holders agreed, among other things, to execute and deliver a written consent (a) adopting the Merger Agreement and the consummation of the Transactions, and (b) to effect the Preferred Conversion, in each case, not later than three (3) business days after the Registration Statement / Proxy Statement is declared effective by the SEC.

Sponsor Support Agreement
In connection and concurrent with the execution of the Merger Agreement, the Sponsor and Roadzen entered into a support agreement with the Company (the “Sponsor Support Agreement”). Under the Sponsor Support Agreement, the Sponsor agreed to, among other things, (a) vote all ordinary shares of the Company owned by it in favor of (i) the Transactions and (ii) any proposals made by the Company to facilitate or in furtherance of the Transactions, (b) appear at any Company shareholder meeting called regarding the Transactions for purposes of constituting a quorum, (c) vote against any proposals that would materially impede the transactions contemplated by the Merger Agreement, and (d) waive certain of its anti-dilution and conversion rights.
Lock-up Agreements
In connection with the execution of the Merger Agreement, certain holders of Existing Roadzen Common Stock and Existing Roadzen Preferred Stock entered into certain lock-up agreements
(the “Lock-up Agreements”)
with the Company and Roadzen. Prior to the Closing, Roadzen is obligated to use reasonable best efforts to cause all remaining equityholders of Roadzen to enter into a Lock-up Agreement.
Pursuant to
the Lock-up Agreements,
certain holders of Restricted Securities (as defined therein) have agreed, among other things, to be subject to a lock-up period
which will last from the Closing until the earliest of (x) the one (1) year anniversary of consummation of the Merger, (y) the date that the closing price of the New Roadzen Ordinary Shares equals or exceeds $12.00 (as adjusted for share recapitalizations, subdivisions, reorganizations, recapitalizations and the like), for twenty (20) trading days within any thirty (30) trading day period following the 150th day following the Merger and (z) the consummation of a liquidation, merger, capital share exchange, reorganization, tender or exchange offer as the first step of a two-step transaction
or other similar transaction that results in all of New Roadzen’s shareholders having the right to exchange their New Roadzen Ordinary Shares for cash, securities or other property; provided, however, that equityholders of Roadzen that held less than 5% of the equity securities of Roadzen (on a fully diluted basis) immediately prior to the Closing will be permitted to tra ns
fer and/or sell up to 25% of their New Roadzen Ordinary Shares after the date that is six (6) months following the consummation of the Merger.